UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

April 30, 2006

1.800348.102

REA-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
HOTELS, RESTAURANTS & LEISURE - 9.1%
Hotels, Resorts & Cruise Lines - 9.1%
Starwood Hotels & Resorts Worldwide, Inc.	10,374,660	$ 595,297
PAPER & FOREST PRODUCTS - 0.3%
Forest Products - 0.3%
Weyerhaeuser Co.	295,000	20,789
REAL ESTATE - 88.9%
Real Estate Management & Development - 2.5%
Babis Vovos International Technical SA	324,840	7,828
Capital & Regional PLC	2,189,000	44,154
Forest City Enterprises, Inc. Class A	300,000	13,542
Mitsubishi Estate Co. Ltd.	1,450,000	31,706
Mitsui Fudosan Co. Ltd.	1,442,000	32,291
Sumitomo Realty & Development Co. Ltd.	1,225,000	32,487
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		162,008
REITs - Apartments - 17.5%
American Campus Communities, Inc.	434,300	10,488
Apartment Investment & Management Co. Class A	2,853,345	127,516
AvalonBay Communities, Inc.	1,835,500	197,683
Equity Residential (SBI)	8,684,224	389,661
GMH Communities Trust (d)	3,692,897	45,423
Home Properties of New York, Inc.	108,400	5,422
Pennsylvania (REIT) (SBI)	496,600	20,142
Post Properties, Inc.	805,700	35,201
United Dominion Realty Trust, Inc. (SBI) (d)	11,985,400	325,883
TOTAL REITS - APARTMENTS		1,157,419
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	1,380,600	45,256
REITs - Health Care Facilities - 2.3%
Ventas, Inc.	4,630,460	151,277
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE - CONTINUED
REITs - Hotels - 3.9%
Host Marriott Corp. (c)	10,735,478	$ 225,660
Innkeepers USA Trust (SBI)	2,104,200	33,709
TOTAL REITS - HOTELS		259,369
REITs - Industrial Buildings - 13.8%
Duke Realty Corp. (d)	8,715,004	308,511
ProLogis Trust	11,208,704	562,901
U-Store-It Trust	2,257,100	41,260
TOTAL REITS - INDUSTRIAL BUILDINGS		912,672
REITs - Malls - 17.5%
CBL & Associates Properties, Inc. (d)	6,078,262	243,070
General Growth Properties, Inc.	10,102,340	474,305
Simon Property Group, Inc.	5,339,360	437,187
TOTAL REITS - MALLS		1,154,562
REITs - Management/Investment - 1.7%
CentraCore Properties Trust (d)	1,056,570	25,358
Equity Lifestyle Properties, Inc. (d)	1,744,500	76,741
JF US Industrial Trust	5,750,000	4,586
Mission West Properties, Inc.	422,600	5,029
TOTAL REITS - MANAGEMENT/INVESTMENT		111,714
REITs - Mortgage - 1.3%
HomeBanc Mortgage Corp., Georgia (c)(d)	3,023,900	24,887
Newcastle Investment Corp.	1,341,370	30,060
Saxon Capital, Inc. (d)	2,748,200	31,687
TOTAL REITS - MORTGAGE		86,634
REITs - Office Buildings - 12.2%
Boston Properties, Inc.	218,700	19,305
Columbia Equity Trust, Inc. (d)	956,400	15,503
Equity Office Properties Trust	8,396,490	271,207
Kilroy Realty Corp.	668,400	47,670
Reckson Associates Realty Corp.	2,974,420	120,999
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE - CONTINUED
REITs - Office Buildings - continued
Sovran Self Storage, Inc. (d)	1,508,222	$ 74,129
Trizec Properties, Inc. (d)	10,285,900	257,353
TOTAL REITS - OFFICE BUILDINGS		806,166
REITs - Shopping Centers - 15.5%
Cedar Shopping Centers, Inc.	1,460,300	21,539
Developers Diversified Realty Corp.	3,923,600	208,736
Heritage Property Investment Trust, Inc. (d)	2,919,000	112,732
Inland Real Estate Corp. (d)	4,714,767	68,411
Kimco Realty Corp.	7,491,000	278,141
Pan Pacific Retail Properties, Inc. (d)	2,446,310	163,022
Ramco-Gershenson Properties Trust (SBI)	229,500	6,203
Vornado Realty Trust	800,300	76,541
Weingarten Realty Investors (SBI)	2,206,800	86,970
TOTAL REITS - SHOPPING CENTERS		1,022,295
TOTAL REAL ESTATE		5,869,372
TOTAL COMMON STOCKS (Cost $4,871,008)		6,485,458
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 4.8% (a)	58,533,176	58,533
Fidelity Securities Lending Cash Central Fund, 4.83% (a)(b)	8,240,150	8,240
TOTAL MONEY MARKET FUNDS (Cost $66,773)		66,773
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $4,937,781)		6,552,231
NET OTHER ASSETS - 0.7%		49,171
NET ASSETS - 100%		$ 6,601,402
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 4,099
Fidelity Securities Lending Cash Central Fund	21
Total	$ 4,120
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Campus Communities, Inc.	$ 29,697	$ 1,466	$ 20,356	$ 777	$ -
CBL & Associates Properties, Inc.	268,938	31,472	24,762	8,193	243,070
CenterPoint Properties Trust (SBI)	211,649	-	239,959	1,017	-
CentraCore Properties Trust (formerly known as Correctional Properties Trust)	33,087	-	1,009	1,443	25,358
Columbia Equity Trust, Inc.	15,212	-	325	396	15,503
Duke Realty Corp.	220,621	116,698	37,798	6,623	308,511
Equity Lifestyle Properties, Inc.	43,951	35,137	1,963	199	76,741
GMH Communities Trust	32,333	20,168	207	783	45,423
Heritage Property Investment Trust, Inc.	30,218	76,198	694	1,822	112,732
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HomeBanc Mortgage Corp., Georgia	$ -	$ 25,993	$ -	$ 786	$ 24,887
Inland Real Estate Corp.	49,746	26,320	-	2,864	68,411
MeriStar Hospitality Corp.	27,896	17,358	50,652	-	-
Pan Pacific Retail Properties, Inc.	61,885	110,053	3,780	2,206	163,022
ProLogis Trust	410,047	80,947	28,537	8,610	-
Reckson Associates Realty Corp.	260,247	16,435	201,869	5,463	-
Saxon Capital, Inc.	-	30,832	-	1,992	31,687
Sovran Self Storage, Inc.	-	71,533	-	1,894	74,129
Trizec Properties, Inc.	177,515	55,102	2,224	4,884	257,353
United Dominion Realty Trust, Inc. (SBI)	208,932	99,616	11,477	5,435	325,883
Total	$ 2,081,974	$ 815,328	$ 625,612	$ 55,387	$ 1,772,710
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,945,913,000. Net unrealized appreciation aggregated $1,606,318,000, of which $1,644,243,000 related to appreciated investment securities and $37,925,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006